Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fee and commission income:
Current accounts	£ 328	£ 310
Credit and debit card fees	558	381
Commercial banking and treasury fees	117	167
Factoring	41	38
Other fees and commissions	136	174
Total fee and commission income	1,180	1,070
Fee and commission expense	(532)	(480)
Net fee and commission income	£ 648	£ 590